Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
December 31, 2022
EMQ-NPRT1-0323
1.876938.114
Common Stocks - 94.0%
	Shares	Value ($)
Belgium - 0.3%
Titan Cement International Trading SA	444,230	5,706,312
Bermuda - 1.2%
China Gas Holdings Ltd.	3,344,400	4,846,915
Credicorp Ltd. (United States)	68,209	9,253,233
Huanxi Media Group Ltd. (a)	9,169,702	1,288,647
Kerry Properties Ltd.	413,000	895,980
Kunlun Energy Co. Ltd.	5,738,000	4,079,449
Pacific Basin Shipping Ltd.	4,531,000	1,526,424
Shangri-La Asia Ltd. (a)	1,240,000	1,011,758
TOTAL BERMUDA		22,902,406
Brazil - 4.0%
Arezzo Industria e Comercio SA	160,736	2,382,232
Atacadao SA	2,078,200	5,817,661
Dexco SA	2,432,628	3,123,863
ENGIE Brasil Energia SA	533,100	3,824,770
Equatorial Energia SA	1,001,500	5,125,343
Localiza Rent a Car SA	666,600	6,716,818
Localiza Rent a Car SA rights (a)	2,913	5,937
LOG Commercial Properties e Participacoes SA	301,000	919,006
Lojas Renner SA	1,423,218	5,520,622
Multiplan Empreendimentos Imobiliarios SA	156,400	648,735
Raia Drogasil SA	1,149,200	5,162,938
Rede D'Oregon Sao Luiz SA (b)	571,177	3,200,041
Rumo SA	1,836,200	6,472,216
Suzano Papel e Celulose SA	525,500	4,801,386
Transmissora Alianca de Energia Eletrica SA unit	512,800	3,367,352
Vale SA sponsored ADR	980,415	16,637,643
TOTAL BRAZIL		73,726,563
Canada - 0.8%
Barrick Gold Corp.	870,800	14,960,344
Cayman Islands - 22.9%
Akeso, Inc. (a)(b)	436,737	2,387,289
Alibaba Group Holding Ltd. (a)	4,748,824	52,108,435
Alibaba Group Holding Ltd. sponsored ADR (a)	50,312	4,431,984
Angelalign Technology, Inc. (b)	76,878	1,202,314
Antengene Corp. (a)(b)	1,228,860	808,978
BeiGene Ltd. ADR (a)	3,253	715,465
Bilibili, Inc. ADR (a)(c)	493,989	11,702,599
BizLink Holding, Inc.	376,000	2,887,579
Chailease Holding Co. Ltd.	2,278,038	16,051,556
China Resources Land Ltd.	689,000	3,134,515
CK Asset Holdings Ltd.	56,500	346,524
Daqo New Energy Corp. ADR (a)	8,261	318,957
ENN Energy Holdings Ltd.	485,200	6,777,298
ESR Group Ltd. (b)	322,400	673,992
Greentown China Holdings Ltd.	372,000	537,923
Haitian International Holdings Ltd.	1,353,000	3,606,061
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,784,285	3,370,742
Innovent Biologics, Inc. (a)(b)	717,332	3,053,041
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	1,563,194	1,040,419
JD Health International, Inc. (a)(b)	210,384	1,899,778
JD.com, Inc.:
Class A	536,696	14,982,750
sponsored ADR	114,756	6,441,254
KE Holdings, Inc. (a)	900	4,198
KE Holdings, Inc. ADR (a)	154,700	2,159,612
Kingdee International Software Group Co. Ltd. (a)	502,000	1,065,292
Kuaishou Technology Class B (a)(b)	359,171	3,228,685
KWG Group Holdings Ltd.	888,500	209,762
Li Ning Co. Ltd.	1,834,532	15,775,150
Longfor Properties Co. Ltd. (b)	366,500	1,127,782
Medlive Technology Co. Ltd. (b)	920,914	998,954
Meituan Class B (a)(b)	1,572,470	34,839,386
NetEase, Inc. ADR	132,279	9,607,424
PagSeguro Digital Ltd. (a)(c)	1,151,227	10,061,724
Parade Technologies Ltd.	62,354	1,562,649
Pinduoduo, Inc. ADR (a)	294,552	24,020,716
Sea Ltd. ADR (a)	379,116	19,725,405
Seazen Group Ltd. (a)	578,000	211,551
Shenzhou International Group Holdings Ltd.	499,900	5,574,813
Silergy Corp.	287,072	4,055,462
StoneCo Ltd. Class A (a)	518,490	4,894,546
Sunny Optical Technology Group Co. Ltd.	434,818	5,128,194
Tencent Holdings Ltd.	2,132,320	90,411,144
Tencent Music Entertainment Group ADR (a)	183,097	1,516,043
Tongdao Liepin Group (a)	687,498	802,749
Trip.com Group Ltd. ADR (a)	445,040	15,309,376
Uni-President China Holdings Ltd.	3,490,400	3,483,915
Wuxi Biologics (Cayman), Inc. (a)(b)	1,534,061	11,618,841
Xinyi Solar Holdings Ltd.	1,464,353	1,611,295
XP, Inc. Class A (a)	778,283	11,938,861
Zai Lab Ltd. (a)	946,201	2,928,734
TOTAL CAYMAN ISLANDS		422,351,716
Chile - 0.9%
Banco de Chile	94,091,700	9,761,355
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	76,365	6,096,982
TOTAL CHILE		15,858,337
China - 8.5%
Ant International Co. Ltd. Class C (a)(d)(e)	436,400	746,244
Beijing Enlight Media Co. Ltd. (A Shares)	1,629,099	2,042,723
BYD Co. Ltd. (H Shares)	336,280	8,250,293
C&S Paper Co. Ltd. (A Shares)	1,548,400	3,075,830
China Communications Services Corp. Ltd. (H Shares)	5,964,000	2,169,902
China Construction Bank Corp. (H Shares)	38,896,000	24,325,152
China Life Insurance Co. Ltd. (H Shares)	3,241,000	5,531,552
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	208,000	379,358
China Petroleum & Chemical Corp. (H Shares)	18,260,000	8,797,889
China Tower Corp. Ltd. (H Shares) (b)	12,853,577	1,379,278
China Vanke Co. Ltd. (H Shares)	861,000	1,732,111
Daqin Railway Co. Ltd. (A Shares)	6,403,100	6,199,083
Flat Glass Group Co. Ltd.	467,544	1,124,390
Gemdale Corp. (A Shares)	756,677	1,114,297
Haier Smart Home Co. Ltd.	1,738,400	5,900,269
Haier Smart Home Co. Ltd. (A Shares)	682,600	2,410,744
Hangzhou First Applied Material Co. Ltd. (A Shares)	82,380	790,869
Hongfa Technology Co. Ltd. (A Shares)	549,358	2,652,827
LONGi Green Energy Technology Co. Ltd.	102,340	624,478
Pharmaron Beijing Co. Ltd. (H Shares) (b)	274,675	1,887,385
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,203,500	27,615,925
Poly Developments & Holdings (A Shares)	225,115	491,659
Proya Cosmetics Co. Ltd. (A Shares)	362,806	8,799,131
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	171,253	7,825,719
Sinopec Engineering Group Co. Ltd. (H Shares)	3,946,000	1,730,357
Sinopharm Group Co. Ltd. (H Shares)	844,109	2,136,535
TravelSky Technology Ltd. (H Shares)	1,798,000	3,778,776
Tsingtao Brewery Co. Ltd. (H Shares)	1,457,800	14,355,105
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	522,236	947,713
WuXi AppTec Co. Ltd. (H Shares) (b)	254,983	2,675,412
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,136,900	5,615,307
TOTAL CHINA		157,106,313
Cyprus - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	365,722	135,072
TCS Group Holding PLC GDR (a)(e)	292,174	366,547
TOTAL CYPRUS		501,619
Germany - 0.2%
Delivery Hero AG (a)(b)	86,048	4,124,689
Greece - 0.4%
Alpha Bank SA (a)	5,620,601	6,016,572
Piraeus Financial Holdings SA (a)	1,345,300	2,070,830
TOTAL GREECE		8,087,402
Hong Kong - 1.9%
AIA Group Ltd.	1,073,800	11,858,394
China Jinmao Holdings Group Ltd.	2,824,000	604,184
China Merchants Holdings International Co. Ltd.	1,686,392	2,462,114
China Overseas Land and Investment Ltd.	799,460	2,092,085
China Resources Beer Holdings Co. Ltd.	1,758,666	12,232,546
Guangdong Investment Ltd.	4,700,000	4,798,936
Sino-Ocean Group Holding Ltd.	3,724,000	516,290
Sinotruk Hong Kong Ltd.	91,000	126,415
TOTAL HONG KONG		34,690,964
Hungary - 0.2%
Richter Gedeon PLC	130,548	2,904,975
India - 14.7%
Adani Ports & Special Economic Zone Ltd.	212,508	2,097,301
Apollo Hospitals Enterprise Ltd.	102,862	5,557,496
Bajaj Finance Ltd.	163,248	12,929,390
Bandhan Bank Ltd. (a)(b)	1,923,000	5,426,288
Bharat Electronics Ltd.	4,789,500	5,778,029
Bharti Airtel Ltd.	198,226	1,927,433
CE Info Systems Ltd.	65,588	823,508
Divi's Laboratories Ltd.	65,399	2,693,232
Embassy Office Parks (REIT)	71,500	290,055
HDFC Bank Ltd. (a)	2,411,982	47,299,257
HDFC Standard Life Insurance Co. Ltd. (b)	1,462,228	9,986,562
Indraprastha Gas Ltd.	900,820	4,502,169
Indus Towers Ltd.	97,800	224,510
Infosys Ltd.	253,900	4,628,116
Infosys Ltd. sponsored ADR	1,313,384	23,654,046
ITC Ltd.	2,293,787	9,179,852
JK Cement Ltd.	325,398	11,456,535
Larsen & Toubro Ltd.	418,716	10,522,302
Mahanagar Gas Ltd.	328,270	3,323,396
Manappuram General Finance & Leasing Ltd.	1,985,357	2,783,971
Maruti Suzuki India Ltd.	60,325	6,101,738
NTPC Ltd.	3,505,599	7,048,815
Oberoi Realty Ltd.	85,066	889,730
Oil & Natural Gas Corp. Ltd.	3,013,000	5,362,429
Petronet LNG Ltd.	955,868	2,485,763
Power Grid Corp. of India Ltd.	3,008,405	7,754,928
Reliance Industries Ltd.	1,136,997	34,900,389
Shree Cement Ltd.	25,727	7,225,899
Sun Pharmaceutical Industries Ltd.	138,123	1,670,029
Tata Motors Ltd. (a)	856,326	4,009,246
Tata Steel Ltd.	8,369,900	11,397,875
Torrent Pharmaceuticals Ltd.	130,571	2,440,578
Vijaya Diagnostic Centre Pvt Ltd.	153,255	809,464
Voltas Ltd.	173,281	1,671,706
Zomato Ltd. (a)	15,493,181	11,104,798
TOTAL INDIA		269,956,835
Indonesia - 2.2%
PT Astra International Tbk	2,923,100	1,069,708
PT Bank Central Asia Tbk	28,511,024	15,633,685
PT Bank Rakyat Indonesia (Persero) Tbk	57,590,655	18,259,132
PT Dayamitra Telekomunikasi Tbk	5,224,200	268,731
PT Sumber Alfaria Trijaya Tbk	19,371,200	3,301,399
PT United Tractors Tbk	1,262,300	2,115,962
TOTAL INDONESIA		40,648,617
Japan - 0.7%
Capcom Co. Ltd.	50,893	1,624,530
JTOWER, Inc. (a)	22,629	1,034,850
Money Forward, Inc. (a)	41,469	1,280,856
Renesas Electronics Corp. (a)	266,056	2,351,473
Sumco Corp.	114,190	1,512,857
Z Holdings Corp.	2,195,321	5,482,849
TOTAL JAPAN		13,287,415
Korea (South) - 11.2%
Coway Co. Ltd.	84,690	3,759,979
Hanon Systems	283,920	1,824,257
Hyundai Fire & Marine Insurance Co. Ltd.	177,860	4,160,113
Jeisys Medical, Inc. (a)	160,737	1,087,670
Kakao Corp.	187,787	7,919,569
Kakao Pay Corp. (a)	49,684	2,138,737
KB Financial Group, Inc.	305,312	11,760,536
Kia Corp.	175,187	8,250,838
Korea Zinc Co. Ltd.	8,595	3,850,051
LG Chemical Ltd.	8,810	4,198,254
LG Corp.	73,412	4,553,649
NAVER Corp.	31,299	4,412,354
NCSOFT Corp.	11,259	4,006,077
POSCO	76,811	16,867,863
S-Oil Corp.	66,200	4,384,959
Samsung Biologics Co. Ltd. (a)(b)	13,250	8,639,737
Samsung Electronics Co. Ltd.	1,897,160	83,324,092
Samsung SDI Co. Ltd.	20,885	9,803,101
SK Hynix, Inc.	340,212	20,265,270
Studio Dragon Corp. (a)	19,852	1,355,952
TOTAL KOREA (SOUTH)		206,563,058
Luxembourg - 0.5%
Adecoagro SA	28,304	234,640
Globant SA (a)	21,582	3,629,229
Tenaris SA sponsored ADR	151,700	5,333,772
TOTAL LUXEMBOURG		9,197,641
Mauritius - 0.0%
Jumo World Ltd. (a)(e)	161	171,943
Mexico - 3.0%
CEMEX S.A.B. de CV sponsored ADR (a)	4,259,300	17,250,165
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,120,500	2,674,388
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	358,996	5,142,726
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	21,171	4,932,631
Grupo Aeroportuario Norte S.A.B. de CV	320,800	2,470,554
Grupo Financiero Banorte S.A.B. de CV Series O	2,422,532	17,393,398
Wal-Mart de Mexico SA de CV Series V	1,466,900	5,163,301
TOTAL MEXICO		55,027,163
Netherlands - 0.2%
CTP BV (b)	17,085	201,907
NXP Semiconductors NV	7,097	1,121,539
X5 Retail Group NV GDR (Reg. S) (e)	450,200	93,997
Yandex NV Series A (a)(e)	475,848	1,632,083
TOTAL NETHERLANDS		3,049,526
Panama - 0.2%
Copa Holdings SA Class A (a)(c)	38,327	3,187,657
Philippines - 0.2%
Ayala Land, Inc.	2,628,000	1,460,071
SM Investments Corp.	187,000	3,035,324
TOTAL PHILIPPINES		4,495,395
Poland - 0.2%
CD Projekt RED SA (c)	123,667	3,659,189
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	782,800	178,823
LSR Group OJSC (a)(e)	6,300	7,996
LUKOIL PJSC sponsored ADR (e)	176,600	49,958
Novatek PJSC GDR (Reg. S) (a)(e)	46,200	11,803
Sberbank of Russia (a)(e)	794,750	6,165
Sberbank of Russia sponsored ADR (a)(e)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (e)	433,400	10,233
TOTAL RUSSIA		291,126
Saudi Arabia - 3.1%
Al Rajhi Bank	843,315	16,875,276
Alinma Bank	1,056,200	9,148,300
Bupa Arabia for Cooperative Insurance Co.	213,250	8,160,019
Saudi Arabian Oil Co. (b)	139,140	1,188,503
Saudi Tadawul Group Holding Co.	142,200	6,848,909
The Saudi National Bank	1,058,500	14,224,122
TOTAL SAUDI ARABIA		56,445,129
Singapore - 0.8%
CapitaLand Investment Ltd.	733,200	2,026,340
First Resources Ltd.	4,873,500	5,397,383
United Overseas Bank Ltd.	342,900	7,854,414
TOTAL SINGAPORE		15,278,137
South Africa - 3.2%
Capitec Bank Holdings Ltd.	95,599	10,406,595
Discovery Ltd. (a)	416,313	3,011,335
FirstRand Ltd.	3,250,828	11,810,545
Impala Platinum Holdings Ltd.	1,394,900	17,529,525
Naspers Ltd. Class N	47,371	7,915,963
Pick 'n Pay Stores Ltd.	2,654,608	8,801,539
TOTAL SOUTH AFRICA		59,475,502
Taiwan - 8.5%
ECLAT Textile Co. Ltd.	255,000	4,094,140
eMemory Technology, Inc.	50,836	2,195,650
GlobalWafers Co. Ltd.	85,840	1,189,629
MediaTek, Inc.	557,584	11,275,408
Taiwan Semiconductor Manufacturing Co. Ltd.	8,761,904	127,271,825
Uni-President Enterprises Corp.	2,768,000	5,992,257
Unimicron Technology Corp.	549,645	2,134,136
Wiwynn Corp.	116,585	3,015,962
TOTAL TAIWAN		157,169,007
Thailand - 0.7%
Carabao Group PCL (For. Reg.)	2,189,100	6,133,813
Land & House PCL (For. Reg.)	4,706,200	1,349,246
PTT Global Chemical PCL (For. Reg.)	3,681,200	5,027,204
TOTAL THAILAND		12,510,263
Turkey - 0.3%
Bim Birlesik Magazalar A/S JSC	683,000	4,999,543
United Kingdom - 1.1%
Antofagasta PLC	217,850	4,070,380
Helios Towers PLC (a)	973,400	1,248,576
Prudential PLC	1,020,798	13,918,882
TOTAL UNITED KINGDOM		19,237,838
United States of America - 1.9%
Airbnb, Inc. Class A (a)	13,500	1,154,250
Dlocal Ltd. (a)	164,511	2,561,436
FirstCash Holdings, Inc.	125,272	10,887,390
Legend Biotech Corp. ADR (a)	34,226	1,708,562
Li Auto, Inc. ADR (a)(c)	486,472	9,924,029
Marvell Technology, Inc.	31,142	1,153,500
MercadoLibre, Inc. (a)	5,477	4,634,856
NVIDIA Corp.	8,926	1,304,446
SolarEdge Technologies, Inc. (a)	3,400	963,118
TOTAL UNITED STATES OF AMERICA		34,291,587
TOTAL COMMON STOCKS (Cost $1,738,812,756)		1,731,864,211

Preferred Stocks - 3.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (d)(e)	4,374	1,287,662
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	30,246	5,442,465
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	52,588	471,714
		5,914,179
India - 0.1%
Meesho Series F (a)(d)(e)	33,863	2,638,944
TOTAL CONVERTIBLE PREFERRED STOCKS		9,840,785
Nonconvertible Preferred Stocks - 2.6%
Brazil - 2.3%
Ambev SA sponsored ADR	4,014,200	10,918,624
Companhia de Transmissao de Energia Eletrica Paulista (PN)	644,900	2,809,357
Metalurgica Gerdau SA (PN)	4,260,700	10,466,647
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,014,100	9,420,989
sponsored ADR	838,400	8,928,960
		42,544,577
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	77,827	4,567,896
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	44,950	797,863
TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,910,336
TOTAL PREFERRED STOCKS (Cost $53,456,606)		57,751,121

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.08% to 4.2% 2/2/23 to 3/9/23 (g) (Cost $756,258)	760,000	756,510

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (h)	40,905,694	40,913,876
Fidelity Securities Lending Cash Central Fund 4.37% (h)(i)	27,428,685	27,431,428
TOTAL MONEY MARKET FUNDS (Cost $68,344,920)		68,345,304

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,861,370,540)	1,858,717,146
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(16,012,003)
NET ASSETS - 100.0%	1,842,705,143

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
MSCI Emerging Markets Index Future (United States)	279	Mar 2023	13,383,630	(115,184)	(115,184)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,907,716 or 5.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,384,892 or 0.6% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $704,492.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,663,286

ByteDance Ltd. Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd. Series F	1/28/22	1,377,733

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915

Gupshup, Inc.	6/08/21	1,027,791

Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	23,156,025	164,331,996	146,574,145	298,213	-	-	40,913,876	0.1%
Fidelity Securities Lending Cash Central Fund 4.37%	9,615,779	134,381,259	116,565,610	103,481	-	-	27,431,428	0.1%
Total	32,771,804	298,713,255	263,139,755	401,694	-	-	68,345,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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